SHORT-TERM BANK LOANS	6 Months Ended
Jun. 30, 2024
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

8     SHORT-TERM BANK LOANS

On October 12, 2022, the Company signed a credit extension contract with the China Merchants Bank with a limit of RMB 30,000. As of December 31, 2022, the Company has drawn RMB30,000, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 4.9% per annum. The Company fully repaid the bank loans in May 2023.

On March 8, 2024, the Company signed a secured loan contract with the Shanghai Pudong Development Bank with a limit of RMB 20,000 secured by the certificate of deposit of the Company. As of June 30, 2024, the Company has drawn RMB11,000, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 3.4% per annum.

Interest expenses of the loans were RMB459 and RMB109 for the six months ended June 30, 2023 and 2024, respectively.